Long-term commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term commitments
Contracted capital commitments for Aripuana project	$ 156,893	$ 211,259
Potential disbursements after September 2024 in case minimum investment levels are not met	$ 102,900